NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenue	$ 7,243	$ 8,374
Net (loss) income	(1,435)	1,516
Other comprehensive income (loss)	11	38
Total comprehensive (loss) income	(1,424)	1,554
Net cash provided by (used in) operating activities	1,765	2,065
Net cash used in investing activities	(1,494)	(337)
Net cash used in financing activities	(925)	(1,886)
Net decrease in cash and equivalents	(663)	(155)
Pueblo Viejo
Disclosure of subsidiaries [line items]
Revenue	1,333	1,417
Net (loss) income	206	293
Other comprehensive income (loss)	0	0
Total comprehensive (loss) income	206	293
Dividends paid to NCI	0	0
Net cash provided by (used in) operating activities	272	283
Net cash used in investing activities	(144)	(112)
Net cash used in financing activities	(108)	(539)
Net decrease in cash and equivalents	20	(368)
Acacia Mining PLC
Disclosure of subsidiaries [line items]
Revenue	664	751
Net (loss) income	59	(630)
Other comprehensive income (loss)	0	0
Total comprehensive (loss) income	59	(630)
Dividends paid to NCI	0	13
Net cash provided by (used in) operating activities	123	(15)
Net cash used in investing activities	(45)	(160)
Net cash used in financing activities	(28)	(62)
Net decrease in cash and equivalents	$ 50	$ (237)